Fair Value of Financial Assets and Liabilities - Schedule of Accrued Expenses (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Financial and nonfinancial liabilities, fair value disclosure			$ 2,640
Assets
Cash equivalents	$ 38,597	$ 70,891
Warrant Liability
Liabilities
Financial and nonfinancial liabilities, fair value disclosure			47
Derivative Liability
Liabilities
Financial and nonfinancial liabilities, fair value disclosure			2,593
Money Market Funds
Assets
Cash equivalents	38,597	70,891
Level 1
Assets
Cash equivalents	38,597	70,891
Level 1 | Money Market Funds
Assets
Cash equivalents	$ 38,597	$ 70,891
Level 3
Liabilities
Financial and nonfinancial liabilities, fair value disclosure			2,640
Level 3 | Warrant Liability
Liabilities
Financial and nonfinancial liabilities, fair value disclosure			47
Level 3 | Derivative Liability
Liabilities
Financial and nonfinancial liabilities, fair value disclosure			$ 2,593